Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		208 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue	$ 53,799	$ 2,363	$ 58,847	$ 5,454	$ 41,419	$ 1,189	$ 42,608
Cost of revenue	35,208	1,338	35,208	2,640	19,833	9,200	29,033
Loss on firm purchase commitment	481,301	493,328	1,422,195	1,469,357	1,965,482	783,593	2,749,075
Cost of goods sold	516,509	494,666	1,457,403	1,471,997	1,985,315	792,793	2,778,108
Gross loss	(462,710)	(492,303)	(1,398,556)	(1,466,543)	(1,943,896)	(791,604)	(2,735,500)
Operating expenses:
Depreciation and amortization	22,888	24,789	66,940	72,727	98,005	102,971	303,116
General and administrative expenses	281,710	480,460	1,024,600	2,144,070	3,800,405	4,046,080	31,099,209
Loss on disposal of assets	17,600		17,600			878,276	4,570,007
Total operating expenses	322,198	505,249	1,109,140	2,216,797	3,898,410	5,062,871	38,907,487
Operating loss	(784,908)	(997,552)	(2,507,696)	(3,683,340)	(5,842,306)	(5,854,475)	(41,642,987)
Other income (expense):
Interest expense	(156,565)	(207,414)	(676,537)	(474,098)	(852,271)	(1,727,512)	(3,481,976)
Loss on extinguishment of debt		(4,082)		(43,345)	(34,202)	13,202	(173,914)
Gain on change in fair value of derivative liability	46,445	283,382	263,050	153,484	304,994	131,397	259,018
Other income (loss), net			122,700	(753)	(754)	273,077	305,138
Total other income(expense)	(110,120)	71,886	(290,787)	(364,712)	(582,233)	(1,309,836)	(2,903,695)
Net loss	$ (895,028)	$ (925,666)	$ (2,798,483)	$ (4,048,052)	$ (6,424,539)	$ (7,164,311)	$ (44,546,682)
Net loss per common share – basic and diluted (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.05)	$ (0.07)	$ (0.12)
Weighted average number of common shares outstanding – basic and diluted (in Shares)	151,317,876	95,586,936	130,398,834	86,635,118	91,264,327	61,779,765